Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Description of accounting policy for segment reporting [text block] [Abstract]
Schedule of evaluates segmental performance
kEUR	2021
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	33,035	-	33,035	-	33,035
Inter-segment revenues	2,206	-	2,206	2,206	-
Total revenue	35,241	-	35,241	2,206	33,035

Earnings before interest taxation depreciation and amortization (EBITDA)	-14,467	-774	-15,241	82	-15,159
Depreciation and amortization	-3,485	-	-3,485	-	-3,485
Operating result (EBIT)	-17,952	-774	-18,725	82	-18,643
Financial income	47	-	47	-	47
Financial costs	-2,835	-	-2,835	-	-2,835
Share listing expense	-65,796	-	-65,796	-	-65,796
Financial result	-68,583	-	-68,583	-	-68,583
Profit before tax	-86,535	-774	-87,309	82	-87,227
Income tax expenses	-413	-	-413	-	-413
Profit for the year	-86,948	-774	-87,722	82	-87,640

kEUR	2020
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	47,370	-	47,370	-	47,370
Inter-segment revenues	-	-	-	-	-
Total revenue	47,370	-	47,370	-	47,370

Earnings before interest taxation depreciation and amortization (EBITDA)	-6,549	-	-6,549	-	-6,549
Depreciation and amortization	-1,641	-	-1,641	-	-1,641
Operating result (EBIT)	-8,190	-	-8,190	-	-8,190
Finance income	-	-	-	-	-
Finance costs	-2,135	-	-2,135	-	-2,135
Financial result	-2,135	-	-2,135	-	-2,135
Profit before tax	-10,325	-	-10,325	-	-10,325
Income tax benefits	45	-	45	-	45
Profit for the year	-10,280	-	-10,280	-	-10,280

kEUR	2019
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	19,087	-	19,087	-	19,087
Inter-segment revenues	-	-	-	-	-
Total revenue	19,087	-	19,087	-	19,087

Earnings before interest taxation depreciation and amortization (EBITDA)	-9,103	-	-9,103	-	-9,103
Depreciation and amortization	-573	-	-573	-	-573
Operating result (EBIT)	-9,676	-	-9,676	-	-9,676
Finance income	1	-	1	-	1
Finance costs	-885	-	-885	-	-885
Financial result	-884	-	-884	-	-884
Profit before tax	-10,559	-	-10,559	-	-10,559
Income tax expense	-1,490	-	-1,490	-	-1,490
Profit for the year	-12,050	-	-12,050	-	-12,050

Schedule of total non-current assets of both reportable segments
kEUR	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Europe	24,072	20,003	13,660
North America	-	-	-
Total non-current assets	24,072	20,003	13,660

Schedule of total current assets
kEUR	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Europe	126,103	25,325	49,335
North America	3,174	-	-
Eliminations	-2,124	-	-
Total assets	127,152	25,325	49,335

Schedule of total liabilities
kEUR	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Europe	54,170	53,917	61,304
North America	2,369	-	-
Eliminations	-2,206	-	-
Total liabilities	54,332	53,917	61,304

Schedule of revenues of both reportable segments
kEUR	2021	2020	2019
Europe	33,035	47,370	19,087
North America	-	-	-
Total revenues	33,035	47,370	19,087